RS - Summary of Stock Options of Related Parties (Details)	12 Months Ended
Dec. 31, 2023 shares
Management Board
Stock Options of Related Parties [Line Items]
Beginning balance (in shares)	86,584
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(26,036)
Forfeitures (in shares)	0
Exercises (in shares)	0
Ending balance (in shares)	60,548
Jean-Paul Kress, M.D.
Stock Options of Related Parties [Line Items]
Beginning balance (in shares)	81,989
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(24,543)
Forfeitures (in shares)	0
Exercises (in shares)	0
Ending balance (in shares)	57,446
Sung Lee
Stock Options of Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Forfeitures (in shares)	0
Exercises (in shares)	0
Ending balance (in shares)	0
Charlotte Lohmann
Stock Options of Related Parties [Line Items]
Beginning balance (in shares)	4,595
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(1,493)
Forfeitures (in shares)	0
Exercises (in shares)	0
Ending balance (in shares)	3,102
Lucinda Crabtree PhD
Stock Options of Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Forfeitures (in shares)	0
Exercises (in shares)	0
Ending balance (in shares)	0